BONDS	12 Months Ended
Dec. 31, 2021
Long Term Debt Noncurrent Abstract
BONDS
NOTE 10:-	BONDS

In August 2015, the Company issued gross amount of NIS 60,000,000 (approximately $ 15,700 as of the issue date) in aggregate principal amount of Series A Bonds bearing annual fixed interest of 6.7% payable in semi-annual installments on June 30 and on December 31 of each of the years 2015 through 2021, commencing on December 31, 2015 and ending on December 31, 2021. The principal will be repaid in semi-annual installments on June 30 and on December 31 of each of the years of 2016 through 2021, commencing on June 30, 2016 and ending on December 31, 2021. The bonds (principal and interest) are not linked to any currency or index.

Debt issuance costs with respect to these bonds amounted to $ 384 and were recorded as a direct deduction from the gross amount of the bonds. The debt issuance costs were amortized over the bond's term. As of December 31, 2021, following the payment of the last installment, the debt issuance costs were fully amortized.

As of December 31, 2021 the bonds were fully repaid.